Related Parties - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
PBPE Fund III (Ontario) L.P [Member] | Carried Interest Allocation [Member]
Statements [Line Items]
Percentage of performance fee receivable from related party			35.00%
Constructor EG SpA [Member] | Building Improvements [Member]
Statements [Line Items]
Related party amount of transactions			$ 97
Officers Fund [Member]
Statements [Line Items]
Purchase of quotas			2,200	$ 400
Officers Fund [Member] | Top of range [member]
Statements [Line Items]
Grant benefit to employees vesting period		4 years
Officers Fund [Member] | Bottom of range [member]
Statements [Line Items]
Grant benefit to employees vesting period		2 years
Professional Services [Member] | Barros and Errzuriz Abogados Limitada [Member]
Statements [Line Items]
Related party amount of transactions			$ 2
Nonadjusting Events Reporting Period [Member] | Personnel Expenses [Member]
Statements [Line Items]
Directors and officers bonus	$ 21,000